Business Combination - Summary of Number Shares of Common Stock Outstanding (Detail) - Artius	12 Months Ended
Dec. 31, 2021 shares
Business Acquisition [Line Items]
Artius shares outstanding prior to the Business Combination, excluding 4,500,000 Sponsor Vesting Shares (in shares)	90,562,500
Number of vesting shares (in shares)	4,500,000
Less: redemption of Artius shares (in shares)	(43,880,956)
Shares issued pursuant to the PIPE and Backstop Financing (in shares)	24,300,001
Business Combination and PIPE Financing shares, excluding 4,500,000 Sponsor Vesting Shares (in shares)	70,981,545
Conversion of Legacy Origin Series A preferred stock for common stock (in shares)	33,783,099
Conversion of Legacy Origin Series B preferred stock for common stock (in shares)	19,755,784
Conversion of Legacy Origin Series C preferred stock for common stock (in shares)	6,286,349
Conversion of Legacy Origin convertible notes for common stock (in shares)	2,049,212
Conversion of Legacy Origin common stock for common stock (in shares)	2,838,041
Issuance of common stock upon exercise of warrants (in shares)	5,554,440
Total shares of New Origin common stock outstanding immediately following the Business Combination (in shares)	141,248,470